Cover	Nov. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-41422
Entity Registrant Name	HEARTSCIENCES INC.
Entity Central Index Key	0001468492
Entity Tax Identification Number	26-1344466
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	550 Reserve Street
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	237-7781
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	HSCS
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	HSCSW
Security Exchange Name	NASDAQ